Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q3PH

Statement of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund

Notes to Statement of Investments 8

Franklin New York Tax-Free Trust
Statement of Investments (unaudited), June 30, 2021
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Alabama 0.2%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 1,500,000 $ 1,852,403
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,706,595
GO, 2017 D, 5%, 11/01/27 ........................................... 1,200,000 1,477,984
GO, 2020, 5.5%, 5/01/30 ............................................ 1,600,000 2,131,056
GO, 2021 A, 5%, 3/01/28 ............................................ 750,000 930,210
9,245,845
New York 97.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
3,750,000 4,887,996
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,202,285
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 5,415,097
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/22 ............ 100,000 103,275
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/23 ............ 100,000 106,596
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 131,576
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 123,529
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 125,823
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 116,289
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 100,000 117,982
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 116,996
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 116,153
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 115,654
New York Law School, Revenue, 2016, Refunding, 5%, 7/01/23 ............... 1,165,000 1,274,221
City of New York ,
GO, 2012 D-1, 5%, 10/01/24 ......................................... 5,000,000 5,060,429
GO, 2015 A, Refunding, 5%, 8/01/26 ................................... 19,000,000 22,064,993
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,365,043
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 6,346,039
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 3,016,881
City of Yonkers , GO , 2011 A , AGMC Insured , 5% , 10/01/24 ....................
1,000,000 1,012,133
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,425,249
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,409,236
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,323,803
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,875,673
GO, 2020-II, 2%, 8/19/21 ............................................ 640,000 641,475
County of Ulster ,
GO, 2012, Refunding, 5%, 11/15/24 .................................... 2,600,000 2,646,662
GO, 2012, Refunding, 5%, 11/15/28 .................................... 2,995,000 3,047,731
Dutchess County Local Development Corp. , Nuvance Health Obligated Group ,
Revenue , 2019 B , Refunding , 5% , 7/01/26 ............................... 1,015,000 1,225,116
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,367,046
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,396,101
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,502,359
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,583,546
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,267,702
Haverstraw-Stony Point Central School District ,
GO, 2015, 5%, 10/15/25 ............................................. 850,000 943,632
GO, 2015, AGMC Insured, 5%, 10/15/31 ................................ 600,000 666,094

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ................. $ 1,000,000 $ 1,181,987
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ................. 800,000 973,945
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/27 ................. 750,000 936,837
Hofstra University, Revenue, 2021 A, Refunding, 5%, 7/01/28 ................. 845,000 1,080,571
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 420,003
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 677,372
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 638,834
Long Island Power Authority ,
Revenue, 2012 B, 5%, 9/01/26 ........................................ 5,000,000 5,279,104
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,598,840
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,973,376
Revenue, 2020 A, Refunding, 5%, 9/01/35 ............................... 1,000,000 1,321,398
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,395,507
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 11,175,355
Revenue, 2013 E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................ 8,900,000 9,916,055
Revenue, 2017 C-1, Refunding, 5%, 11/15/26 ............................ 5,000,000 6,116,243
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 9,664,495
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn ., 11/15/32 ......... 55,000,000 45,808,092
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,188,929
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,286,917
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,416,915
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 10,820,000 11,788,113
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 5,969,143
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 6,818,746
University of Rochester, Revenue, 2020 A, 5%, 7/01/31 ..................... 500,000 677,744
University of Rochester, Revenue, 2020 A, 5%, 7/01/32 ..................... 600,000 824,621
University of Rochester, Revenue, 2020 A, 5%, 7/01/33 ..................... 460,000 644,119
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,369,329
Water & Sewer System, Revenue, 2014 DD, 5%, 6/15/23 .................... 6,000,000 6,564,731
Water & Sewer System, Revenue, 2015 DD, Refunding, 5%, 6/15/29 ........... 7,790,000 8,857,197
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 11,771,711
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,796,622
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,956,072
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,341,305
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/29 ............................... 4,510,000 5,839,668
Revenue, 2020 A, Refunding, 5%, 2/15/30 ............................... 2,500,000 3,303,093
a
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 21,391,906
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/31 1,250,000 1,671,923
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 2,000,000 2,472,649
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,715,454
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2012 S-1A, 5%, 7/15/26 ........................... 9,020,000 9,055,298
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 10,275,592
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,673,014
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,240,803
Future Tax Secured, Revenue, 2012 E-1, 5%, 2/01/23 ...................... 5,000,000 5,141,191
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,899,892
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 13,119,769
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,619,282
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 11,105,000 13,080,926

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Convention Center Development Corp. , Revenue , 2015 , Refunding , 5% ,
11/15/25 ........................................................ $ 2,250,000 $ 2,675,424
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 13,305,000 19,183,887
New York Municipal Bond Bank Agency , Revenue , 2009 C-1 , AGMC Insured , 5% ,
2/15/22 ......................................................... 425,000 426,391
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 480,000 484,499
Revenue, 2010 A, AGMC Insured, 5%, 10/01/23 ........................... 7,285,000 7,674,006
Revenue, 2011 A, Pre-Refunded, 5%, 10/01/24 ........................... 6,710,000 6,791,413
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,860,031
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,338,457
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 701,093
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 837,026
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,336,990
City of New York, Revenue, 2010 A, 3.5%, 5/15/22 ......................... 2,000,000 2,005,476
City of New York, Revenue, 2010 A, 3.625%, 5/15/23 ....................... 2,000,000 2,005,555
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,688
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 9,736,308
Fashion Institute of Technology, Revenue, 2007, NATL Insured, ETM, 5.25%, 7/01/22 1,250,000 1,311,307
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 1,034,600
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 1,213,969
Icahn School of Medicine at Mount Sinai, Revenue, 2010 A, 5%, 7/01/21 ........ 3,000,000 3,000,000
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/34 ......... 300,000 351,947
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/34 ......... 375,000 439,999
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 2/01/35 ......... 300,000 351,625
Maimonides Medical Center, Revenue, 2020, FHA Insured, 4%, 8/01/35 ......... 300,000 351,803
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 9,450,000 9,973,712
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,280,185
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,350,000 1,676,882
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,818,337
New York University, Revenue, 2019 A, 5%, 7/01/37 ........................ 6,040,000 7,845,495
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,957,124
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,132,814
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,152,580
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,271,694
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/25 ............... 750,000 882,895
St. John's University, Revenue, 2021 A, Refunding, 5%, 7/01/26 ............... 700,000 847,970
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/29 ............... 500,000 608,642
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/30 ............... 950,000 1,170,261
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 2,250,000 2,807,447
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 228,239
State of New York Personal Income Tax, Revenue, 2014 A, 5%, 2/15/25 ......... 5,000,000 5,619,572
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 12,275,261
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,995,000 11,555,266
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 5,000 5,911
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 9,002,232
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,549,808
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 10,000,000 12,487,197

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ $ 10,000,000 $ 10,521,598
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 8,962,157
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/26 ............ 8,000,000 8,335,609
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,245,555
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,262,687
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/35 ........ 5,000,000 6,372,292
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/37 ........ 4,105,000 5,361,109
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/38 ........ 2,955,000 3,851,370
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/39 ........ 2,920,000 3,797,609
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,325,393
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,122,013
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,544,316
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,540,550
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,181,621
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,296,407
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,572,564
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 905,322
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 1,182,579
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 648,230
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 2,285,000 3,061,535
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 1,500,000 1,996,548
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/24 ... 1,000,000 1,154,085
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 450,000 597,233
Niagara Falls Public Water Authority , Revenue , 2013 A , BAM Insured , 5% , 7/15/29 ..
7,060,000 7,705,359
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 6,499,248
Onondaga County Water Authority , Revenue , 2019 A , 3% , 9/15/44 ..............
5,000,000 5,358,083
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/25 ......................................... 2,655,000 3,047,870
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,720,931
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 10,812,755
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 18,847,443
Revenue, 223, Refunding, 5%, 7/15/25 ................................. 1,800,000 2,113,763
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 300,000 387,852
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 500,000 647,407
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/30 ............... 225,000 282,712
c
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/32 ............... 200,000 255,406
State of New York , GO , 2011 E , Pre-Refunded , 3.25% , 12/15/26 ................
10,520,000 10,669,483
Suffolk County Economic Development Corp. ,
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, Pre-
Refunded, 5%, 7/01/28 ............................................ 1,755,000 1,755,000
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, 5%,
7/01/28 ........................................................ 10,245,000 10,245,000
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
17,100,000 18,450,650
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 4,124,752
Revenue, 2013 A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 11,854,493
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,739,964
Revenue, 2021 A, 5%, 11/01/25 ....................................... 2,500,000 2,982,110

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 9 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. $ 275,000 $ 347,775
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 491,264
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 286,936
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 423,771
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 3,000,000 3,908,699
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,588,961
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,451,308
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,058,560
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... 1,000,000 1,316,815
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 10,000,000 13,667,508
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,802,556
Westchester County Local Development Corp. , Westchester County Health Care Corp.
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/25 .................. 1,000,000 1,178,712
900,199,649
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/24 175,000 199,288
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 170,000 199,223
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 225,000 270,828
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/27 200,000 245,762
915,101
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 400,000 436,045
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/32 ................. 265,000 289,163
725,208
Total U.S. Territories .................................................................... 725,208
Total Municipal Bonds (Cost $845,926,355) .....................................
912,938,206
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
d
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.02% , 1/01/32 ..................... 2,500,000 2,500,000
Total Municipal Bonds (Cost $2,500,000) .......................................
2,500,000
Total Short Term Investments (Cost $2,500,000 ) .................................
2,500,000
a
Total Investments (Cost $848,426,355) 99.2% ...................................
$915,438,206
Other Assets, less Liabilities 0.8% .............................................
8,032,726
Net Assets 100.0% ...........................................................
$923,470,932

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $2,248,569, representing 0.2% of net assets.
c
Security purchased on a when-issued basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.